PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 5 – Property and Equipment

The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows as of June 30, 2020 and December 31, 2019:

Estimated Useful Life
Manufacturing equipment	6 to 10 years
Medical equipment	10 years
Office equipment	3 to 7 years

	June 30, 2020	December 31, 2019
Manufacturing Equipment	$132,513	$132,513
Medical equipment	20,528	-
Office equipment	2,689	2,689
Accumulated Depreciation	(47,202)	(42,147)
Total	$108,528	$93,055

During the three months ended June 30, 2020 and 2019, the Company recorded depreciation expense of $2,527 and $39, respectively.

During the six months ended June 30, 2020 and 2019, the Company recorded depreciation expense of $5,055 and $1,176, respectively.

NOTE 4	PROPERTY AND EQUIPMENT

The estimated useful lives and accumulated depreciation for furniture, equipment and software are as follows:

Estimated Useful Life
Molds	3 to 10 years
Office equipment	7 years

	December 31, 2019	December 31, 2018
Manufacturing Equipment- Molds	$132,513	$70,363
Office equipment	2,689	-
Accumulated Depreciation	(42,147)	(35,917)
	$93,055	$34,446

The Company recorded depreciation expense of $6,230 and $654 in 2019 and 2018, respectively. The Company began shipping its new retention device in August 2018 which triggered the start of depreciating our retention device mold during the period.